Ordinary Shares (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) shares	Feb. 21, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			467,504,155	462,477,527
Ordinary shares outstanding (in shares)			368,808,703	426,638,523
Common Class A
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			391,324,217	386,297,589
Ordinary shares outstanding (in shares)			292,628,765	350,458,585
Number of shares issued in transaction (in shares)		102,500,000
Number of votes per share | Vote			1
Stock repurchased during period value | $			$ 62,400,000	$ 41,800,000
Shares repurchased during period (in shares)			78,000,000	35,800,000
Common Class A | Maximum
Subsidiary, Sale of Stock [Line Items]
Share repurchase program, authorized amount | $					$ 200,000,000
Common Class B
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			76,179,938	76,179,938
Ordinary shares outstanding (in shares)			76,179,938	76,179,938
Conversion of stock, shares issued (in shares)		76,179,938
Number of votes per share | Vote			20
ADS Shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 20
Shares repurchased during period (in shares)			19,500,000	9,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $		$ 483,600,000
IPO | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		20,125,000
Over-Allotment Option | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		2,625,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $	$ 250,000,000
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	20,000,000	22,000,000